Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets
Other Assets

13.Other Assets

Other assets were comprised as follows:

	December 31, 2021			December 31, 2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Premises and equipment and right-of-use assets (note 22)	725.6	1,558.4	2,284.0	758.1	1,996.0	2,754.1
Assets associated with unit-linked insurance products (note 3 and note 23)	637.1	—	637.1	—	—	—
Inventories	—	547.3	547.3	—	645.6	645.6
Other revenue receivables	—	508.4	508.4	—	550.8	550.8
Finance lease receivables (note 22)	9.4	256.7	266.1	8.5	296.9	305.4
Income tax, sales tax and subsidies receivable	61.6	170.3	231.9	85.5	170.9	256.4
Accrued interest and dividends	211.4	3.7	215.1	195.5	2.4	197.9
Prepaid expenses	110.9	94.9	205.8	125.2	120.7	245.9
Receivable for securities sold but not yet settled	135.4	—	135.4	28.5	—	28.5
Prepaid losses on claims	129.4	—	129.4	118.6	—	118.6
Pension surplus (note 21)	113.8	—	113.8	48.8	—	48.8
Other(2)	791.1	55.9	847.0	620.0	85.2	705.2
	2,925.7	3,195.6	6,121.3	1,988.7	3,868.5	5,857.2

Current	989.9	1,343.7	2,333.6	925.5	1,504.5	2,430.0
Non-current	1,935.8	1,851.9	3,787.7	1,063.2	2,364.0	3,427.2
	2,925.7	3,195.6	6,121.3	1,988.7	3,868.5	5,857.2
(1)	Includes the Life insurance and Run-off reporting segment and Corporate and Other.

(2)Principally comprised of other receivables, deposits and deferred compensation plans.